Operating costs	12 Months Ended
Mar. 31, 2018
Analysis of income and expense [abstract]
Operating costs
Operating costs

Below we have presented separately certain items included in our operating costs from continuing operations. These include a breakdown of payroll costs (including disclosure of amounts paid to key management personnel) and fees paid to our auditors.

Rentals under operating leases are charged to the income statement on a straight-line basis over the term of the relevant lease.

	Before exceptional items and remeasurements			Exceptional items and remeasurements			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Depreciation and amortisation	1,530	1,481	1,311	—	—	—	1,530	1,481	1,311
Payroll costs	1,648	1,578	1,337	—	—	—	1,648	1,578	1,337
Purchases of electricity	1,299	1,143	1,304	(14)	(46)	8	1,285	1,097	1,312
Purchases of gas	1,539	1,241	986	4	(22)	(19)	1,543	1,219	967
Rates and property taxes	1,057	1,042	899	—	—	—	1,057	1,042	899
Balancing Services Incentive Scheme	1,012	1,120	907	—	—	—	1,012	1,120	907
Payments to other UK network owners	1,043	1,008	971	—	—	—	1,043	1,008	971
Other	2,665	2,649	2,283	(26)	633	—	2,639	3,282	2,283
	11,793	11,262	9,998	(36)	565	(11)	11,757	11,827	9,987
Operating costs include:
Inventory consumed							367	296	274
Operating leases							102	98	91
Research and development expenditure							13	14	19

(a) Payroll costs

	2018	2017	2016
	£m	£m	£m
Wages and salaries[1]	1,998	1,852	1,553
Social security costs	157	145	120
Defined contribution scheme costs	65	58	47
Defined benefit pension costs (see note 23)	156	151	154
Share-based payments	16	32	21
Severance costs (excluding pension costs)	7	5	4
	2,399	2,243	1,899
Less: payroll costs capitalised	(751)	(665)	(562)
Total payroll costs	1,648	1,578	1,337
1.Included within wages and salaries are US other post-retirement benefit costs of £46 million (2017: £53 million; 2016: £52 million). For further information refer to note 23.

(b) Number of employees

	31 March 2018	Monthly average 2018	31 March 2017	Monthly average 2017	31 March 2016	Monthly average 2016
UK	6,517	6,431	6,265	6,291	6,224	6,067
US	16,506	16,274	15,867	15,752	14,830	14,775
Total number of employees	23,023	22,705	22,132	22,043	21,054	20,842

3. Operating costs continued

(c) Key management compensation

	2018	2017	2016
	£m	£m	£m
Short-term employee benefits	8	8	9
Post-employment benefits	1	1	1
Share-based payments	3	6	4
Total key management compensation	12	15	14
Key management compensation relates to the Board, including the Executive Directors and Non-executive Directors for the years presented.

(d) Directors’ emoluments
Details of Executive Directors’ emoluments are contained in the Remuneration Report on page 70 and those of Non-executive Directors on page 75.

(e) Auditors’ remuneration
Auditors’ remuneration is presented below in accordance with the requirements of the Companies Act 2006 and the principal accountant fees and services disclosure requirements of Item 16C of Form 20-F:

	2018	2017	2016
	£m	£m	£m
Audit fees payable to the parent Company’s auditors[1] and their associates in respect of:
Audit of the parent Company’s individual and consolidated financial statements[2]	2.7	1.5	1.3
The auditing of accounts of any associate of the Company	7.5	13.7	9.2
Other services supplied[3]	3.9	4.6	3.6
	14.1	19.8	14.1
Total other services[4]
Tax fees:
Tax compliance services	0.3	0.4	0.5
Tax advisory services	—	0.1	—
All other fees:
Other assurance services[5]	0.7	4.6	4.3
Services relating to corporate finance transactions not covered above[6]	—	5.9	1.6
Other non-audit services not covered above[7]	0.9	6.3	2.5
	1.9	17.3	8.9
Total auditors’ remuneration	16.0	37.1	23.0

1.	Deloitte LLP became the Group’s principal auditor for the year ended 31 March 2018. PricewaterhouseCoopers LLP (PwC) was the principal auditor for the years ended 31 March 2017 and 31 March 2016.

2.	Audit fees in each year represent fees for the audit of the Company’s financial statements and regulatory reporting for the years ended 31 March 2018, 2017 and 2016.

3.
Other services supplied represent fees payable for services in relation to other statutory filings or engagements that are required to be carried out by the auditors. In particular, this includes fees for reports under section 404 of the US Public Company Accounting Reform and Investor Protection Act of 2002 (Sarbanes-Oxley), audit reports on regulatory returns and the review of interim financial statements for the six-month periods ended 30 September 2017, 2016 and 2015 respectively.

4.	There were no audit related fees as described in Item 16C(b) of Form 20-F.

5.
Principally amounts relating to assurance services provided in relation to comfort letters for debt issuances. In 2016/17, amounts represented assurance services undertaken by PwC in relation to the sale of UK Gas Distribution and data assurance work in respect of financial information included in US rate filings.

6.	Vendor due diligence and other transaction services in relation to the sale of UK Gas Distribution.

7.
Fees for other non-audit services – projects including services provided to the UK Property business, relating to evaluating possible options for the use of property assets. In 2016/17, services related principally to PwC assisting the Company with separation activities in relation to the sale of UK Gas Distribution.

For the year ended 31 March 2017, PwC contracted with Ofgem to assess the UK gas industry’s readiness for the introduction of new settlement processes and systems. Fees for these services were paid by Xoserve Limited, a subsidiary of National Grid (until 31 March 2017), on behalf of the industry, under instruction from Ofgem. As PwC had no contract with or duty of care to Xoserve Limited, these amounts were not included above.

The Audit Committee considers and makes recommendations to the Board, to be put to shareholders for approval at each AGM, in relation to the appointment, re-appointment, removal and oversight of the Company’s independent auditors. The Board of Directors, in accordance with a resolution approved at the 2016 AGM, is authorised to agree the auditors’ remuneration. The Audit Committee considers and approves the audit fees on behalf of the Board in accordance with the Competition and Market Authority Audit Order 2014. The Board of Directors will seek to renew this authority at the 2018 AGM. Details of our policies and procedures in relation to non-audit services to be provided by the independent auditors are set out within page 55 of the Corporate Governance Report.

Certain services are prohibited from being performed by the external auditors under the Sarbanes-Oxley Act. Of the above services, none were prohibited.